Business Combinations - Consideration Transferred (FY) (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Oct. 01, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Investing cash flow activity as a result of the Business Combination		$ 16	$ 0	$ 0
Innventure LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Holdco Common Stock transferred to Innventure Members	$ 418,441
Contingent consideration	53,980
Consideration transferred	472,421
Non-controlling interest	343,030
Total business enterprise value	$ 815,451
Shares issuable for acquisition (in shares) | shares	43,494,999
Aggregate consideration paid (in shares) | shares	38,494,999
Share price (in usd per share) | $ / shares			$ 10.87
Cash consideration transferred	$ 0
Add: Cash and cash equivalents acquired	16
Investing cash flow activity as a result of the Business Combination	$ 16
Innventure LLC | Long-term growth rate
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, measurement input			0.03
Innventure LLC | Normalized tax rate
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, measurement input			0.279
Innventure LLC | Normalized net working capital
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, measurement input			0.18
Innventure LLC | Weighted average cost of capital
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, measurement input			0.176